Fair Value Measurements	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc [Member]
Fair Value Measurements
5. FAIR VALUE MEASUREMENTS
The Company reports all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1
—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2
—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
Level 3
—Inputs are unobservable inputs for the asset or liability.
The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.
The fair value measurements of financial assets and liabilities that are measured at fair value at March 31, 2022 are as follows:

	Fair Value Hierarchy
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Forward Warrant Agreement	$—	$—	$2,740

Total Assets	$—	$—	$2,740

Liabilities:
Derivative warrant liability - Trinity Warrants	$—	$—	$6,203
Derivative warrant liability-Private Placement Warrants	—	—	6,586
Derivative warrant liability-Public Warrants	11,212	—	—
Earn-out Liability	—	—	16,949

Total Liabilities	$11,212	$—	$29,738

As of March 31, 2022, the Company has recorded the following financial instruments subject to fair value measurements: 1) Derivative warrant liability – Trinity Warrants, 2) Derivate warrant liabilities—Public Warrants liability and Private Placement Warrants, 3) Forward Warrant Agreement, and 4) Contingent Earnout liability. The Private Placement Warrants, Public Warrants and Contingent Earnout liability were recorded in connection with the business combination (Note 1 and Note 3).
The fair value of the Public Warrants has been measured based on the observable listed prices for such warrants, a Level 1 measurement. All other financial are classified as Level 3 liabilities as they all include unobservable inputs. Derivative warrant liability – Trinity Warrants were fair valued based on a Black-Scholes option model with unobservable inputs which included volatility. The Company estimates the volatility of its ordinary share warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants.
The Private Placement Warrants were initially measured at fair value using a Black Scholes model. The Company estimated the fair value of the Forward Warrant Agreement using a forward analysis with unobservable inputs which included selected risk-free rate and probability outcomes. The Company has further discussed the key aspects of the fair value measurements described above in Note 10 and 11 to the financial statements.
The aggregate fair value of the
Sponsor Earn-Out Shares
on the Closing date was estimated using a Monte Carlo simulation model. The Company has further discussed the key aspect of the valuation inputs in Note 2 significant accounting policy for Sponsor
Earn-Out
Liability.
There have been no changes in fair value measurement techniques during the three months ended March 31, 2022. There were no transfers between Level 1 or Level 2, or transfers in or out of Level 3 of the fair value hierarchy during the three months ended March 31, 2022.
A summary of the changes in the fair value of the Company’s Level 3 financial instruments as of March 31, 2022 and December 31, 2021 are as follows:

	Derivative warrant liability - Trinity Warrants	Derivative warrant liability-Private Placement Warrants	Derivative warrant liability- Public Warrants	Forward Warrant Agreement	Earn-out Liability
Balance - December 31, 2021	$4,355	$—	$—	$230	$—

Initial measurement on March 2, 2022 upon Business Combination (Note 3)		9,167	16,301		26,583
Change in fair values	1,848	(2,581)	(5,089)	(2,970)	(9,634)

Balance - March 31, 2022	$6,203	6,586	$11,212	$(2,740)	$16,949